UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY              November 19, 2009
--------------------      ----------------------     ---------------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total: $283,749
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
1.       028-11646                          JAM Partners, LP


                                                      FORM 13F INFORMATION TABLE
                                                     Jacobs Asset Management, LLC





COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6        COL 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION      MGRS    SOLE    SHARED NONE
--------------                --------         -----       --------   -------  --- ----  ----------      ----    ----    ------ ----
AMERICAN BANCORP N J INC      COM              02407E104    7,356      778416  SH        Shared-Defined  1                778416
ANNALY CAP MGMT INC           COM              035710409   14,737     1062500  SH        Shared-Defined  1               1062500
ANWORTH MORTGAGE ASSET CP     COM              037347101   10,454     1705339  SH        Shared-Defined  1               1705339
AON CORP                      COM              037389103    7,654      187500  SH        Shared-Defined  1                187500
AXIS CAPITAL HOLDINGS         SHS              G0692U109    5,241      232500  SH        Shared-Defined  1                232500
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    2,652      269246  SH        Shared-Defined  1                269246
BERKSHIRE HILLS BANCORP INC   COM              084680107    5,272      230000  SH        Shared-Defined  1                230000
BROOKLINE BANCORP INC DEL     COM              11373M107    2,334      245700  SH        Shared-Defined  1                245700
BROOKLYN FEDERAL BANCORP INC  COM              114039100    3,450      312800  SH        Shared-Defined  1                312800
CAPE BANCORP INC              COM              139209100    6,568      934265  SH        Shared-Defined  1                934265
CAPE BANCORP INC              COM              139209100    2,293      326144  SH        Sole            None    326144
CAPSTEAD MTG CORP             COM NO PAR       14067E506    7,543      702370  SH        Shared-Defined  1                702370
CARE INVESTMENT TRUST INC     COM              141657106    4,936      904063  SH        Shared-Defined  1                904063
CENTER BANCORP INC            COM              151408101    5,131      710600  SH        Shared-Defined  1                710600
CENTURY BANCORP INC           CL A NON VTG     156432106    3,993      298000  SH        Shared-Defined  1                298000
CHICOPEE BANCORP INC          COM              168565109    4,063      341450  SH        Shared-Defined  1                341450
CHICOPEE BANCORP INC          COM              168565109    1,354      113715  SH        Sole            None    113715
CHUBB CORP                    COM              171232101    7,406      175000  SH        Shared-Defined  1                175000
CLIFTON SVGS BANCORP INC      COM              18712Q103    5,851      585101  SH        Shared-Defined  1                585101
DOLLAR FINL CORP              COM              256664103    7,902      830066  SH        Shared-Defined  1                830066
ESSA BANCORP INC              COM              29667D104    8,300      623600  SH        Shared-Defined  1                623600
ESSA BANCORP INC              COM              29667D104    1,657      124509  SH        Sole            None    124509
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW          38144H208      612      815838  SH        Shared-Defined  1                815838
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    1,198       75000  SH        Shared-Defined  1                 75000
HATTERAS FINL CORP            COM              41902R103   12,495      500000  SH        Shared-Defined  1                500000
HOME BANCORP INC              COM              43689E107      660       67505  SH        Shared-Defined  1                 67505
HOME BANCORP INC              COM              43689E107    3,444      352162  SH        Sole            None    352162
HOME FED BANCORP INC MD       COM              43710G105    3,590      411200  SH        Shared-Defined  1                411200
INVESTORS BANCORP INC         COM              46146P102      414       48900  SH        Shared-Defined  1                 48900
JPMORGAN CHASE & CO           COM              46625H100   17,011      640000  SH        Shared-Defined  1                640000
LAKE SHORE BANCORP INC        COM              510700107    1,683      249302  SH        Sole            None    249302
LIBERTY BANCORP INC           COM              53017Q102    1,690      249255  SH        Shared-Defined  1                249255
LOEWS CORP                    COM              540424108   13,260      600000  SH        Shared-Defined  1                600000
LOUISANA BANCORP INC NEW      COM              54619P104    2,100      164011  SH        Sole            None    164011
MAX CAPITAL GROUP LTD         SHS              G6052F103    1,927      111800  SH        Shared-Defined  1                111800
MFA FINANCIAL INC             COM              55272X102    9,849     1675000  SH        Shared-Defined  1               1675000
NEWPORT BANCORP INC           COM              651754103    4,007      362600  SH        Shared-Defined  1                362600
NICHOLAS FINANCIAL INC        COM NEW          65373J209      683      260764  SH        Shared-Defined  1                260764
NORTHEAST CMNTY BANCORP INC   COM              664112109    3,440      461743  SH        Shared-Defined  1                461743
NORTHEAST CMNTY BANCORP INC   COM              664112109      740       99300  SH        Sole            None     99300
ONEBEACON INSURANCE GROUP LT  CL A             G67742109    2,614      270595  SH        Shared-Defined  1                270595
ORITANI FINL CORP             COM              686323106    5,191      370801  SH        Shared-Defined  1                370801
PLATINUM UNDERWRITER HLDGS L  COM              G7127P100   14,330      505300  SH        Shared-Defined  1                505300
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297    8,728      200000  SH        Shared-Defined  1                200000
PROVIDENT FINL HLDGS INC      COM              743868101    3,023      574700  SH        Shared-Defined  1                574700
ROMA FINANCIAL CORP           COM              77581P109    1,535      118500  SH        Shared-Defined  1                118500
SPECIALTY UNDERWRITERS ALLIA  COM              84751T309    1,043      287197  SH        Shared-Defined  1                287197
TECHE HLDG CO                 COM              878330109    2,173       71231  SH        Sole            None     71231
TFS FINL CORP                 COM              87240R107    7,628      628827  SH        Shared-Defined  1                628827
UNITED FINANCIAL BANCORP INC  COM              91030T109    5,075      387700  SH        Shared-Defined  1                387700
UNITED WESTN BANCORP INC      COM              913201109    1,899      389100  SH        Shared-Defined  1                389100
VIEWPOINT FINL GROUP          COM              926727108      972       80800  SH        Shared-Defined  1                 80800
WATERSTONE FINANCIAL INC      COM              941888109       59       28986  SH        Shared-Defined  1                 28986
WHITE MTNS INS GROUP LTD      COM              G9618E107    3,779       21980  SH        Shared-Defined  1                 21980
WILLIS LEASE FINANCE CORP     COM              970646105    7,346      694368  SH        Shared-Defined  1                694368
WILLIS LEASE FINANCE CORP     COM              970646105    4,724      446527  SH        Sole            None    446527
ZENITH NATL INS CORP          COM              989390109    8,680      360000  SH        Shared-Defined  1                360000

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